UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000
                                                  ------------------------------
Check here if Amendment [ ]; Amendment Number:
                                                  ------------------------------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Skyline Asset Management
                  --------------------------------------------------------------
Address:          311 South Wacker Drive
                  --------------------------------------------------------------
                  Suite 4500
                  --------------------------------------------------------------
                  Chicago, IL  60606
                  --------------------------------------------------------------

Form 13F File Number:  28-5324
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Stephen F. Kendall
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (312) 913-3997
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Stephen F. Kendall                  Chicago, IL                   5-4-00
-----------------------------------     --------------------------    ----------
Signature                               City, State                   Date


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                             ---------------

Form 13F Information Table Entry Total:      77
                                             ---------------

Form 13F Information Table Value Total:     $622,054
                                             ---------------
                                               (thousands)


List of Other Included Managers:

     No.            Form 13F File            Name
     ---            -------------            ----

      1             28-04975                 Affiliated Managers Group, Inc.

       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
AARON RENTS, INC.      COMMON      2535201   6,216    412,700                        X              1              311,700  101,000
ADVO INC.              COMMON      7585102  11,575    463,000                        X              1              334,100  128,900
ALBANY INTERNATIONAL   COMMON     12348108   6,082    410,623                        X              1              299,019  111,604
AMERICAN MANAGEMENT S  COMMON     27352103     959     21,900                        X              1               21,900        0
AMERIPATH INC.         COMMON    03071D109   5,522    679,600                        X              1              507,500  172,100
APPLIED POWER INC.     COMMON     38225108  11,520    404,200                        X              1              303,100  101,100
ARROW ELECTRONICS, IN  COMMON     42735100  17,364    492,600                        X              1              371,300  121,300
ARTESYN TECHNOLOGIES   COMMON     43127109   9,151    483,200                        X              1              362,500  120,700
BANCWEST CORP.         COMMON     59790105   9,936    503,100                        X              1              369,800  133,300
BARNETT INC.           COMMON     68062108   6,538    594,400                        X              1              435,100  159,300
BELDEN INC.            COMMON     77459105  20,606    749,300                        X              1              564,100  185,200
BRINKER INTERNATIONAL  COMMON    109641100  11,973    403,300                        X              1              302,300  101,000
BURNS INTL SERVICES C  COMMON    122374101   4,681    445,800                        X              1              310,100  135,700
CACI INTERNATIONAL IN  COMMON    127190304  11,032    368,500                        X              1              287,100   81,400
CEC ENTERTAINMENT INC  COMMON    125137109   6,274    231,300                        X              1              173,000   58,300
CHICAGO BRIDGE AND IR  COMMON    N19808109  11,693    698,100                        X              1              502,700  195,400
CHITTENDEN CORP.       COMMON    170228100   8,268    278,500                        X              1              201,700   76,800
CNA SURETY CORP.       COMMON    12612L108   7,491    537,500                        X              1              407,500  130,000
COHU INC.              COMMON    192576106   1,121     26,900                        X              1               26,900        0
CONMED CORP.           COMMON    207410101     451     18,000                        X              1               13,400    4,600
CSK AUTO CORP.         COMMON    125965103   7,712    553,300                        X              1              421,600  131,700
DAISYTEK INTERNATIONA  COMMON    234053106   3,662    231,600                        X              1              183,300   48,300
DAYTON SUPERIOR CORP.  COMMON    240028100   7,527    288,100                        X              1              204,400   83,700
DEL MONTE FOODS CO.    COMMON    24522P103   9,948    930,800                        X              1              699,800  231,000
DELPHI FINANCIAL GROU  COMMON    247131105  11,813    388,910                        X              1              280,238  108,672


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
DENTSPLY INTERNATIONA  COMMON    249030107  11,583    408,200                        X              1              307,200  101,000
DISCOUNT AUTO PARTS I  COMMON    254642101   5,157    577,000                        X              1              428,600  148,400
EAST WEST BANCORP INC  COMMON    27579R104   7,333    662,900                        X              1              481,700  181,200
GALLAGHER ARTHUR J &   COMMON    363576109  15,093    464,400                        X              1              345,600  118,800
GILDAN ACTIVEWEAR INC  COMMON    375916103   3,233     99,100                        X              1               99,100        0
GUITAR CENTER INC.     COMMON    402040109   3,104    271,400                        X              1              210,600   60,800
HELLER FINANCIAL       COMMON    423328103  15,748    681,000                        X              1              532,500  148,500
IDEX CORP.             COMMON    45167R104  11,110    407,700                        X              1              307,800   99,900
IHOP CORP.             COMMON    449623107   8,096    578,300                        X              1              431,100  147,200
INGRAM MICRO INC.      COMMON    457153104   7,586    493,400                        X              1              367,000  126,400
INTERIM SERVICES INC.  COMMON    45868P100   7,364    396,700                        X              1              298,600   98,100
INTERNATIONAL HOME FO  COMMON    459655106   9,469    591,800                        X              1              444,000  147,800
INTERNATIONAL MULTIFO  COMMON    460043102   7,866    588,100                        X              1              424,900  163,200
INTERPOOL, INC.        COMMON    46062R108   6,502    990,850                        X              1              702,950  287,900
INVACARE CORP.         COMMON    461203101  18,614    678,400                        X              1              509,700  168,700
ITT EDUCATIONAL SERVI  COMMON    45068B109   7,678    479,900                        X              1              354,100  125,800
JACOBS ENGINEERING GR  COMMON    469814107  12,881    399,400                        X              1              293,600  105,800
KAYDON CORP.           COMMON    486587108   7,047    258,000                        X              1              202,500   55,500
KELLWOOD COMPANY       COMMON    488044108   6,902    393,000                        X              1              286,000  107,000
LANDSTAR SYSTEM, INC.  COMMON    515098101  10,162    185,600                        X              1              140,000   45,600
LSI INDUSTRIES INC.    COMMON    50216C108   8,109    417,200                        X              1              307,300  109,900
MENS WEARHOUSE INC.    COMMON    587118100   9,898    334,100                        X              1              250,900   83,200
MICHAELS STORES INC.   COMMON    594087108   5,750    141,100                        X              1              106,300   34,800
MSC INDUSTRIAL DIRECT  COMMON    553530106   2,099    116,600                        X              1              116,600        0
NEUBERGER BERMAN       COMMON    641234109   8,628    306,100                        X              1              224,200   81,900


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
NEW ENGLAND BUSINESS   COMMON    643872104   8,503    492,900                        X              1              366,700  126,200
NEWFIELD EXPLORATION   COMMON    651290108   9,493    269,300                        X              1              198,800   70,500
NPC INTL INC.          COMMON    629360306   1,212    158,900                        X              1              116,400   42,500
O CHARLEYS INC.        COMMON    670823103  10,488    806,800                        X              1              616,350  190,450
OCEAN ENERGY INC.      COMMON    6.75E+110  10,321    718,000                        X              1              559,300  158,700
OFFSHORE LOGISTICS IN  COMMON    676255102     142     10,200                        X              1               10,200        0
PENTAIR INC.           COMMON    709631105   8,932    241,000                        X              1              178,700   62,300
PIER 1 IMPORTS, INC.   COMMON    720279108   7,632    744,600                        X              1              561,600  183,000
POLARIS INDUSTRIES IN  COMMON    731068102  11,077    367,700                        X              1              257,300  110,400
POMEROY COMPUTER RES   COMMON    731822102   6,413    349,000                        X              1              261,200   87,800
PRIMEX TECHNOLOGIES I  COMMON    741597108   1,775     83,300                        X              1               83,300        0
RAYMOND JAMES FINANCI  COMMON    754730109  11,190    539,300                        X              1              401,100  138,200
REGIS CORP. MINN       COMMON    758932107   5,941    401,100                        X              1              303,000   98,100
REMEDYTEMP INC. CL A   COMMON    759549108   6,713    303,400                        X              1              240,000   63,400
RUBY TUESDAY INC.      COMMON    781182100   9,217    526,700                        X              1              392,900  133,800
SCANSOURCE INC.        COMMON    806037107     241      6,800                        X              1                6,800        0
SCHOOL SPECIALTY INC.  COMMON    807863105   8,056    374,700                        X              1              273,000  101,700
SHAW GROUP INC.        COMMON    820280105   8,569    243,100                        X              1              170,600   72,500
SHOPKO STORES INC.     COMMON    824911101   5,673    319,600                        X              1              237,000   82,600
SNAP ON TOOLS CORP.    COMMON    833034101   6,235    238,100                        X              1              176,400   61,700
STANCORP FINANCIAL GR  COMMON    852891100  11,298    412,700                        X              1              303,500  109,200
TECH DATA CORP.        COMMON    878237106   8,238    250,600                        X              1              187,300   63,300
THOMAS & BETTS CORP.   COMMON    884315102   5,865    207,600                        X              1              153,400   54,200
TIDEWATER INC.         COMMON    886423102   8,962    281,700                        X              1              211,200   70,500
TRACTOR SUPPLY CO.     COMMON    892356106   8,352    407,400                        X              1              292,900  114,500


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
UNITED STATIONERS INC  COMMON    913004107   8,979    251,600                        X              1              190,600   61,000
UNIVERSAL FOODS CORP.  COMMON    913538104   6,680    312,500                        X              1              233,800   78,700

      TOTAL                                622,054